Investments Transactions with MillerCoors (Details) - Millercoors [Member] - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Schedule of Equity Method Investments [Line Items]
Beer sales to MillerCoors	$ 2.0	$ 2.8
Beer purchases from MillerCoors	9.9	9.1
Service agreement costs and other charges to MillerCoors	0.7	0.6
Service agreement costs and other charges from MillerCoors	$ 0.1	$ 0.4